Right of use assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 406,713	$ 360,181
Exchange differences	(72,986)	20,169
Additions and re-measurements	117,986	100,448
Depreciation	(77,867)	(74,085)	$ (63,339)
Closing net book amount	373,846	406,713	360,181
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	384,848	333,562
Exchange differences	(71,415)	19,095
Additions and re-measurements	107,050	95,386
Depreciation	(67,803)	(63,195)
Closing net book amount	352,680	384,848	333,562
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	21,865	26,619
Exchange differences	(1,571)	1,074
Additions and re-measurements	10,936	5,062
Depreciation	(10,064)	(10,890)
Closing net book amount	$ 21,166	$ 21,865	$ 26,619